Revenues and Cost of Revenues (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Revenues:
Revenues from licenses	[1]	$ 794	$ 486	$ 453	[2]
Revenues from provision of maintenance and support services	[1]	606	519	341	[2]
Revenue from provision of other services	[1]	66	91	49	[2]
Total revenues		$ 1,466	$ 1,096	$ 843

[1]	See Note 21 with respect to the disclosure of disaggregated revenue, which is identical to entity wide disclosures.
[2]	The Company has initially applied IFRS 15 using the modified retrospective approach, the comparative information is not restated, See Note 2(q).